Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.8%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	11,961	$ 16,249
International Equity Funds - 17.9%
Transamerica BlackRock Real Estate Securities VP, Initial Class (B)	2,300,643	24,179,762
Transamerica Emerging Markets Equity, Class I2 (B)	9,842,883	110,043,430
Transamerica International Equity, Class I2 (B)	5,018,126	124,750,604
Transamerica International Focus, Class I2 (B)	14,618,152	93,848,535
Transamerica International Small Cap Value, Class I2 (B)	3,582,964	63,454,294
Transamerica International Stock, Class I2 (B)	7,161,976	106,570,201
		522,846,826
International Mixed Allocation Fund - 10.2%
Transamerica Aegon Bond VP, Initial Class (B)	31,443,688	298,086,167
U.S. Equity Funds - 48.7%
Transamerica Janus Mid-Cap Growth VP, Initial Class (B)	650,326	19,288,674
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	24,986,564	694,626,477
Transamerica Large Cap Value, Class I2 (B)	14,119,701	242,435,263
Transamerica Mid Cap Growth, Class I2 (B)	2,422,123	20,224,724
Transamerica Mid Cap Value Opportunities, Class I2 (B)	2,016,740	20,006,060
Transamerica Small Cap Value, Class I2 (B)	2,052,943	11,270,660
Transamerica T. Rowe Price Small Cap VP, Initial Class (B)	874,151	10,105,183
Transamerica WMC US Growth VP, Initial Class (B)	10,756,691	407,248,328
		1,425,205,369
U.S. Fixed Income Funds - 19.0%
Transamerica Aegon Core Bond VP, Initial Class (B)	25,826,614	282,543,154
Transamerica Core Bond, Class I2 (B)	2,350,048	20,163,412
Transamerica Floating Rate, Class I2 (B)	3,752,911	32,537,740
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond, Class I2 (B)	20,377,814	$ 164,652,736
Transamerica Long Credit, Class I2 (B)	1,826,876	16,843,793
Transamerica Strategic Income, Class I2 (B)	4,603,990	39,502,235
		556,243,070
Total Investment Companies (Cost $2,664,201,260)		2,802,397,681
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Fund - 1.0%
Transamerica Large Value Active ETF (B)(E)	1,162,033	29,163,077
U.S. Fixed Income Fund - 1.0%
Transamerica Bond Active ETF (B)(E)	1,174,656	29,329,986
Total Exchange-Traded Funds (Cost $58,483,445)		58,493,063

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Notes
4.13%, 01/31/2027 (F)	$ 51,563,500	51,722,622
Total U.S. Government Obligation (Cost $51,808,047)		51,722,622
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.35% (G), dated 03/31/2026, to be repurchased at $9,031,261 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $9,211,651.	9,030,922	9,030,922
Total Repurchase Agreement (Cost $9,030,922)		9,030,922
Total Investments (Cost $2,783,523,674)		2,921,644,288
Net Other Assets (Liabilities) - 0.1%		2,090,913
Net Assets - 100.0%		$ 2,923,735,201
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	496	06/19/2026	$43,215,826	$42,789,850	$—	$(425,976)
10-Year Japan Government Bonds	60	06/15/2026	49,866,254	49,264,988	—	(601,266)
CAD Currency	853	06/16/2026	62,992,439	61,416,000	—	(1,576,439)
E-Mini Russell 2000® Index	526	06/18/2026	66,315,848	66,070,860	—	(244,988)
Euro-BTP Italy Government Bonds	740	06/08/2026	102,546,226	99,457,675	—	(3,088,551)
FTSE 100 Index	108	06/19/2026	14,900,416	14,579,353	—	(321,063)
Hong Kong Hang Seng Index	435	04/29/2026	69,029,807	68,665,670	—	(364,137)
MSCI EAFE Index	41	06/19/2026	6,052,808	5,947,255	—	(105,553)
MSCI Emerging Markets Index	1,280	06/19/2026	93,835,385	93,094,400	—	(740,985)
S&P Midcap 400® E-Mini Index	121	06/18/2026	41,006,933	41,097,650	90,717	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P/TSX 60 Index	271	06/18/2026	$73,549,465	$74,331,651	$782,186	$—
TOPIX Index	187	06/11/2026	42,186,825	41,287,168	—	(899,657)
U.K. Gilt	1,970	06/26/2026	241,872,597	228,911,802	—	(12,960,795)
Total					$872,903	$(21,329,410)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(917)	06/15/2026	$(68,717,470)	$(68,174,127)	$543,343	$—
10-Year U.S. Treasury Notes	(1,694)	06/18/2026	(188,198,974)	(188,113,406)	85,568	—
30-Year Euro BUXL	(309)	06/08/2026	(39,858,433)	(39,380,210)	478,223	—
EURO STOXX 50® Index	(1,025)	06/19/2026	(66,810,944)	(65,101,819)	1,709,125	—
German Euro Bund	(668)	06/08/2026	(98,422,629)	(96,814,615)	1,608,014	—
S&P 500® E-Mini Index	(256)	06/18/2026	(84,027,312)	(84,105,600)	—	(78,288)
S&P/ASX 200 Index	(436)	06/18/2026	(65,535,858)	(64,021,651)	1,514,207	—
Total					$5,938,480	$(78,288)
Total Futures Contracts					$6,811,383	$(21,407,698)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,802,381,432	$—	$—	$2,802,381,432
Exchange-Traded Funds	58,493,063	—	—	58,493,063
U.S. Government Obligation	—	51,722,622	—	51,722,622
Repurchase Agreement	—	9,030,922	—	9,030,922
Total	$2,860,874,495	$60,753,544	$—	$2,921,628,039
Investment Companies Measured at Net Asset Value (C)				16,249
Total Investments				$2,921,644,288
Other Financial Instruments
Futures Contracts (I)	$6,811,383	$—	$—	$6,811,383
Total Other Financial Instruments	$6,811,383	$—	$—	$6,811,383
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(21,407,698)	$—	$—	$(21,407,698)
Total Other Financial Instruments	$(21,407,698)	$—	$—	$(21,407,698)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2026	Shares as of March 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$335,517,076	$—	$(36,616,515)	$279,348	$(1,093,742)	$298,086,167	31,443,688	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	283,059,687	—	—	—	(516,533)	282,543,154	25,826,614	—	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	23,857,672	—	—	—	322,090	24,179,762	2,300,643	—	—
Transamerica Bond Active ETF	—	29,222,548	—	—	107,438	29,329,986	1,174,656	—	—
Transamerica Core Bond, Class I2	27,679,707	268,903	(7,480,575)	(147,873)	(156,750)	20,163,412	2,350,048	268,903	—
Transamerica Emerging Markets Equity, Class I2	106,303,135	—	—	—	3,740,295	110,043,430	9,842,883	—	—
Transamerica Floating Rate, Class I2	32,548,391	545,345	—	—	(555,996)	32,537,740	3,752,911	545,345	—
Transamerica Global Allocation Liquidating Trust, Class I2	15,130	—	—	—	1,119	16,249	11,961	—	—
Transamerica High Yield Bond, Class I2	166,012,421	2,885,217	—	—	(4,244,902)	164,652,736	20,377,814	2,885,217	—
Transamerica International Equity, Class I2	132,757,487	—	(7,679,406)	2,964,566	(3,292,043)	124,750,604	5,018,126	—	—
Transamerica International Focus, Class I2	99,988,158	—	—	—	(6,139,623)	93,848,535	14,618,152	—	—
Transamerica International Small Cap Value, Class I2	67,475,104	—	(4,607,644)	288,452	298,382	63,454,294	3,582,964	—	—
Transamerica International Stock, Class I2	107,143,159	—	—	—	(572,958)	106,570,201	7,161,976	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	20,530,797	—	—	—	(1,242,123)	19,288,674	650,326	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	757,129,790	—	(26,497,263)	54,470	(36,060,520)	694,626,477	24,986,564	—	—
Transamerica Large Cap Value, Class I2	292,337,975	560,665	(50,818,856)	13,987,721	(13,632,242)	242,435,263	14,119,701	560,665	—
Transamerica Large Value Active ETF	—	29,260,898	—	—	(97,821)	29,163,077	1,162,033	—	—
Transamerica Long Credit, Class I2	17,009,942	216,879	—	—	(383,028)	16,843,793	1,826,876	216,879	—
Transamerica Mid Cap Growth, Class I2	21,363,122	—	—	—	(1,138,398)	20,224,724	2,422,123	—	—
Transamerica Mid Cap Value Opportunities, Class I2	20,026,228	—	—	—	(20,168)	20,006,060	2,016,740	—	—
Transamerica Small Cap Value, Class I2	10,552,130	—	—	—	718,530	11,270,660	2,052,943	—	—
Transamerica Strategic Income, Class I2	39,696,311	675,246	—	—	(869,322)	39,502,235	4,603,990	675,246	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	10,157,632	—	—	—	(52,449)	10,105,183	874,151	—	—
Transamerica WMC US Growth VP, Initial Class	430,699,350	18,589,006	—	—	(42,040,028)	407,248,328	10,756,691	—	—
Total	$3,001,860,404	$82,224,707	$(133,700,259)	$17,426,684	$(106,920,792)	$2,860,890,744	192,934,574	$5,152,255	$—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At March 31, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$123,058	$16,249	0.0%*

(E)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(F)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $51,722,622.
(G)	Rate disclosed reflects the yield at March 31, 2026.
(H)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust